Restructuring Costs - Details of Restructuring Liability Included in Accrued Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Restructuring and Related Activities [Abstract]
Balance		$ 0
Restructuring charges	$ 100	10,059
Cash payments		9,939
Balance	$ 120	$ 120